Loans and Other Borrowings - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Total loans and other borrowings	£ 19,334		£ 16,876	£ 14,275
Fair value of finance leases		£ 206	206	223
Principal Repayment at Hedged Rates
Disclosure of detailed information about borrowings [Line Items]
Principal repayments of loans and borrowings at hedged rate	18,028		15,912	13,175
At fair value
Disclosure of detailed information about borrowings [Line Items]
Total loans and other borrowings	£ 20,088		17,785	14,878
Fair value of finance leases			£ 251	£ 253